CHANGES IN EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Changes In Equity
Schedule of issued capital

	2025		2024		2023
Shareholder	Millions of common shares	%	Millions of common shares	%	Millions of common shares	%
Interbrew International GmbH	8,441.6	53.6%	8,441.7	53.6%	8,441.7	53.6%
Ambrew S.A.R.L.	1,287.7	8.2%	1,287.7	8.2%	1,287.7	8.2%
Fundação Zerrenner	1,610.0	10.2%	1,610.0	10.2%	1,610.0	10.2%
Market (free float)	4,277.2	27.1%	4,388.4	27.9%	4,410.0	28.0%
Treasury shares	145.1	0.9%	29.8	0.2%	4.4	0.0%
	15,761.6	100.0%	15,757.7	100.0%	15,753.8	100.0%

		2025		2024		2023
	Millions common shares	Millions Reais	Millions common shares	Millions Reais	Millions common shares	Millions Reais

Opening balance	15,757.6	58,226.0	15,753.8	58,177.9	15,750.2	58,130.5
Capital increase (i)	4.0	49.1	3.8	48.1	3.6	47.4
Balance at the end of the period	15,761.6	58,275.1	15,757.6	58,226.0	15,753.8	58,177.9

(i)	Capital increase related to the issue of shares, under Company’s with share-based payment programs.

Schedule of capital reserves

	Capital Reserves
	Treasury shares	Share Premium	Other capital reserves	Share-based Payments	Total

At January 1, 2023	(1,073.4)	53,662.8	700.9	2,049.5	55,339.8
Capital increases/(reduction) in associates and subsidiaries	-	-	-	(32.9)	(32.9)
Share buybacks, results from treasury shares, and share-based payments	61.6	-	-	111.2	172.8
At December 31, 2023	(1,011.8)	53,662.8	700.9	2,127.8	55,479.7
Gains/(losses) of controlling interest	-	-	-	2.0	2.0
Share buybacks, results from treasury shares, and share-based payments	(320.9)	-	-	175.7	(145.2)
At December 31, 2024	(1,332.7)	53,662.8	700.9	2,305.5	55,336.5
Share buybacks, results from treasury shares, and share-based payments	(1,614.9)	-	-	59.9	(1,555.0)
At December 31, 2025	(2,947.6)	53,662.8	700.9	2,365.4	53,781.5

Schedule of treasury shares

	Acquisition/(realization of shares)		Results from treasury shares	Total treasury shares
	Millions shares	Millions Brazilian Reais	Millions shares	Millions Brazilian Reais
At January 1, 2023	8.5	(131.8)	(941.6)	(1,073.4)
Changes during the year	(4.1)	68.8	(7.2)	61.6
At December 31, 2023	4.4	(63.0)	(948.8)	(1,011.8)
Changes during the year	25.4	(302.7)	(18.3)	(321.0)
At December 31, 2024	29.8	(365.7)	(967.1)	(1,332.8)
Changes during the year	115.3	(1,471.0)	(143.9)	(1,614.9)
At December 31, 2025	145.1	(1,836.7)	(1,111.0)	(2,947.7)

Schedule of net income reserves

	Profit reserves
	Investment reserve	Legal reserve	Fiscal incentives	Total
At January 1, 2023	22,055.9	4.5	14,846.6	36,907.0
Fiscal incentives reserve	-	-	2,552.7	2,552.7
Investments reserve	3,730.2	-	-	3,730.2
At December 31, 2023	25,786.1	4.5	17,399.3	43,189.9
Fiscal incentives reserve	-	-	108.1	108.1
Investments reserve	10,339.1	-	-	10,339.1
At December 31, 2024	36,125.2	4.5	17,507.4	53,637.1
Dividends	(2,297.2)	-	-	(2,297.2)
Interest on capital	(4,200.8)	-	-	(4,200.8)
Fiscal incentives reserve	(144.6)	-	372.8	228.2
Investments reserve	6,854.9	-	-	6,854.9
At December 31, 2025	36,337.5	4.5	17,880.2	54,222.2

Schedule of interest on shareholders' equity and dividends

Event	Approval	Type	Date of payment	Type of share	Amount per share	Total amount
Board of Directors’ Meeting	2/25/2025	Dividends	4/4/2025	ON	0.1276	1,997.5
Board of Directors’ Meeting	5/7/2025	Dividends	7/7/2025	ON	0.1280	2,000.2
Board of Directors’ Meeting	7/30/2025	Dividends	10/6/2025	ON	0.1283	2,000.5
Board of Directors’ Meeting	12/9/2025	Dividends	12/30/2025	ON	0.1153	1,800.6
Board of Directors’ Meeting	12/9/2025	Dividends	12/30/2025	ON	0.3459	5,401.7
Board of Directors’ Meeting	12/9/2025	Interest on capital	until 12/31/2026	ON	0.2690	4,200.7
						17,401.2

Distribution dividends–February/2025 resolution: on meeting held on February 25, 2025, the Board of Directors approved the distribution of dividends at a rate of R$0.1276 per share of the Company, based on the available balances in the balance sheet of January 31, 2025, which were treated as part of the mandatory minimum dividends for the 2025 fiscal year, and the remainder was allocated to the Investments Reserve constituted in previous fiscal years. The payment of dividends was made on April 04, 2025.

Distribution dividends–May/2025 resolution: on meeting held on May 07, 2025, the Board of Directors approved the distribution of dividends at a rate of R$0.1280 per share of the Company, based on the available balances in the balance sheet of March 31, 2025, which were treated as part of the mandatory minimum dividends for the 2025 fiscal year. The payment of dividends was made on July 07, 2025.

Distribution dividends- July/2025 resolution: on the meeting held on July 30, 2025, the Board of Directors approved the distribution of dividends at a rate of R$0.1283 per share of the Company, based on the available balances in the balance sheet of June 30, 2025, which were treated as part of the mandatory minimum dividends for the 2025 fiscal year. The payment of dividends was made on October 06, 2025.

Distribution of dividends – December/2025 resolution: At a meeting held on December 09, 2025, the Board of Directors approved the distribution of dividends of dividends in the amount of R$0.4612 per share of the Company, based on the November Balance Sheet. Of this amount, R$0.3459 per share was allocated to the mandatory minimum dividend for fiscal year 2025 and distributed based on the profit for the year, and R$0.1153 per share will be paid as additional dividends and distributed based on the profit reserve. The payment was made on December 30, 2025.

Distribution of Interest on Capital (IOC) and dividends – December/2025: at a meeting of the Board of Directors held on December 09, 2025, the distribution of interest on capital IOC at a rate, based on the profit reserve as determined in the November Balance Sheet, was approved in the amount of R$0.2690 per share of the Company.

Considering that the mandatory minimum dividend requirement for fiscal year 2025 had already been met, the IOC amount was not allocated to the mandatory minimum dividend for that fiscal year 2025. The payment will be made by December 31, 2026.

Events during the year ended 2024:

Event	Approval	Type	Date of payment	Type of share	Amount per share	Total amount
Board of Directors’ Meeting	12/11/2024	Dividends	1/7/2025	ON	0.4228	6,653.2
Board of Directors’ Meeting	12/11/2024	Interest on capital	12/30/2024	ON	0.2448	3,852.2
						10,505.4

Distribution of Interest on Capital (IOC) and dividends – December/2024: at a meeting of the Board of Directors held on December 11, 2024, the distribution of IOC at a rate of R$0.2448 per share of the Company was approved, in addition to dividends at a rate of R$0.4228 per share of the Company, based on the available balances in the extraordinary balance sheet of November 30, 2024, which are allocated to the mandatory minimum dividends of the same fiscal year. The distribution of IOC is taxed in accordance with the current legislation in Brazil, resulting in a net distribution of R$0.2081 per share of the Company, except for corporate shareholders who are exempt under Article 5 of Law No. 11,053/04, with the amendments introduced by Law No. 11,196/05. The payment of IOC was made on December 30, 2024, based on the shareholder position of December 19, 2024, regarding B3, and December 23, 2024, regarding the NYSE, without the incidence of monetary correction. The payment of dividends was made on January 7, 2025.

Events during the year ended 2023:

Event	Approval	Type	Date of payment	Type of share	Amount per share	Total amount
Board of Directors’ Meeting	12/12/2023	Interest on capital	12/28/2023	ON	0.7302	11,500.2
						11,500.2

Schedule of basis of dividends

	2025	2024	2023
Net income, attributable to the equity holders of Ambev	15,503.4	14,437.2	14,501.9
Statute-barred /(additional) dividends	82.4	22.2	-
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	11.8	11.8	11.8
Effects of the application of IAS 29 (hyperinflation)	2,377.3	6,481.3	3,269.4
Retained earnings basis for dividends and destinations	17,974.9	20,952.5	17,783.1

Dividends and interest on capital distributed and accrued for distribution based on the net income for the year
Dividends and interest on capital paid based on the profit for the year	10,903.3	10,505.4	11,500.2
Total of dividends and interest on capital	10,903.3	10,505.4	11,500.2
Percentage of profits distributed	61%	50%	65%

Schedule of carrying value adjustments

	Carrying value adjustments
	Translation reserves	Cash flow hedge	Actuarial gains/ (losses)	Obligations related to the acquisition of a non-controlling interest	Gains/(losses) of non-controlling interest’s share	Other movements	Business combination	Accounting adjustments for transactions between shareholders	Total

At January 1, 2023	6,754.0	908.6	(665.0)	(6.7)	(66.3)	(64.4)	156.1	(75,437.8)	(68,421.5)
Comprehensive income:
Gains/(losses) on cumulative translation adjustments [CTA]	(9,212.4)	-	-	-	-	-	-	-	(9,212.4)
Cash flow hedges	-	(210.8)	-	-	-	-	-	-	(210.8)
Actuarial gains/(losses)	-	-	(13.2)	-	-	-	-	-	(13.2)
Total comprehensive income	(9,212.4)	(210.8)	(13.2)	-	-	-	-	-	(9,436.4)
Options granted on subsidiaries	-	-	-	6.7	-	-	-	-	6.7
Gains/(losses) of controlling interest	-	-	-	-	(2.6)	-	-	-	(2.6)
Taxes on deemed dividends	-	-	-	-	-	(12.4)	-	-	(12.4)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2023	(2,458.4)	697.8	(678.2)	-	(68.9)	(76.8)	156.1	(75,449.6)	(77,878.0)
Comprehensive income:
Gains/(losses) on cumulative translation adjustments [CTA]	8,194.7	-	-	-	-	-	-	-	8,194.7
Cash flow hedges	-	551.6	-	-	-	-	-	-	551.6
Actuarial gains/(losses)	-	-	76.9	-	-	-	-	-	76.9
Total comprehensive income	8,194.7	551.6	76.9	-	-	-	-	-	8,823.2
Gains/(losses) of controlling interest	385.7	(0.6)	(1.2)	-	142.7	-	-	-	526.6
Taxes on deemed dividends	-	-	-	-	-	(17.3)	-	-	(17.3)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2024	6,122.0	1,248.8	(602.5)	-	73.8	(94.1)	156.1	(75,461.4)	(68,557.3)
Comprehensive income:
Gains/(losses) on cumulative translation adjustment [CTA]	(8,835.3)	-	-	-	-	-	-	-	(8,835.3)
Cash flow hedges	-	(898.2)	-	-	-	-	-	-	(898.2)
Actuarial gains/(losses)	-	-	(0.4)	-	-	-	-	-	(0.4)
Total comprehensive income	(8,835.3)	(898.2)	(0.4)	-	-	-	-	-	(9,733.9)
Gains/(losses) of controlling interest	-	-	-	-	11.7	-	-	-	11.7
Taxes on deemed dividends	-	-	-	-	-	(61.7)	-	-	(61.7)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	-	(11.8)	(11.8)
Effect related to the sale of a subsidiary (i)	-	-	(11.5)	-	-	-	-	-	(11.5)
At December 31, 2025	(2,713.3)	350.6	(614.4)	-	85.5	(155.8)	156.1	(75,473.2)	(78,364.5)

(i)	As disclosed in note 1 - Corporate Information, item 1.3.3 – Sale of subsidiary.